                                 SMITH BARNEY
                                ADJUSTABLE RATE
                                  INCOME FUND

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2002



                              [LOGO] Smith Barney
                                     Mutual Funds

                Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

         [PHOTO]                 [PHOTO]

    DAVID A. TORCHIA,        THERESA M. VERES,
    PORTFOLIO MANAGER        PORTFOLIO MANAGER


 [GRAPHIC] Classic Series

 Semi-Annual Report . November 30, 2002

 SMITH BARNEY ADJUSTABLE RATE INCOME FUND

      DAVID A. TORCHIA

      David A. Torchia has more than 18 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

      THERESA M. VERES

      Theresa M. Veres has more than 13 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

      FUND OBJECTIVE

      The Fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The Fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the Fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 22, 1992

      MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      18 Years (David A. Torchia)
      13 Years (Theresa M. Veres)

          CLASS A CLASS B CLASS L
---------------------------------
NASDAQ     ARMGX   ARMBX   ARMZX
---------------------------------
INCEPTION 4/18/97 11/6/92 6/22/92
---------------------------------

Average Annual Total Returns as of November 30, 2002*

                                   Without Sales Charges/(1)/
                                Class A/(2)/ Class B  Class L/(3)/
              --------------------------------------------------
              Six-Month+            1.85%      1.51%     1.50%
              --------------------------------------------------
              One-Year              3.44       2.83      2.83
              --------------------------------------------------
              Five-Year             5.33       4.64      4.73
              --------------------------------------------------
              Ten-Year               N/A       4.74      4.80
              --------------------------------------------------
              Since Inception++     5.53       4.75      4.76
              --------------------------------------------------

                                    With Sales Charges/(4)/
                                Class A/(2)/ Class B  Class L/(3)/
              --------------------------------------------------
              Six-Month+           (0.19)%    (3.49)%    1.50%
              --------------------------------------------------
              One-Year              1.38      (2.15)     2.83
              --------------------------------------------------
              Five-Year             4.91       4.47      4.73
              --------------------------------------------------
              Ten-Year               N/A       4.74      4.80
              --------------------------------------------------
              Since Inception++     5.15       4.75      4.76
              --------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

/(2)/ On August 5, 2002, Class I shares were renamed as Class A shares.

/(3)/ On August 5, 2002, Class A shares were renamed as Class L shares.

/(4)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  * The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  + Total return is not annualized, as it may not be representative of the total return for the year.

 ++ Inception dates for Class A, B and L shares are April 18, 1997, November 6, 1992 and June 22, 1992, respectively.

What's Inside
Letter to Our Shareholders.....................................................1
Historical Performance.........................................................5
Fund at a Glance...............................................................7
Schedule of Investments........................................................8
Statement of Assets and Liabilities...........................................15
Statement of Operations.......................................................16
Statements of Changes in Net Assets...........................................17
Notes to Financial Statements.................................................18
Financial Highlights..........................................................23

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder:

Please allow me to introduce myself as the new President and Chief Executive Officer of the Smith Barney Adjustable Rate Income Fund ("Fund"), replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. On behalf of all our shareholders and the Fund's Board of Trustees, I would like to extend my deepest gratitude to Heath for his years of service and for his dedication to keeping shareholders' needs as the firm's top priority. I look forward to keeping you informed about the investment perspectives of the Fund's management team by providing you with these shareholder letters semi-annually.

To better acquaint you with my experience, I am currently a managing director of Salomon Smith Barney Inc., and I have previously managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from its inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

I am pleased to provide the semi-annual report for the Fund for the period ended November 30, 2002. In this report, the Fund's managers summarize what they believe to be the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. I hope you find this report to be useful and informative.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Special Shareholder Notice
Effective July 31, 2002, the Fund was renamed "Smith Barney Adjustable Rate Income Fund" (the Fund was previously named "Smith Barney Adjustable Rate Government Income Fund"). The Fund's investment objectives were not affected as a result of this change. However, the Fund's investment strategies were changed so that the Fund invests at least 80% of its net assets in adjustable rate securities, which may include U.S. Government securities (for the period prior to July 31st the Fund invested at least 65% of its assets in both adjustable rate and government securities). Also, the Fund invests up to 20% of its net assets in short duration corporate and U.S. Government fixed rate debt securities (formerly, the limit was 35%). These changes were made, in part, to help ensure the Fund's compliance with the "fund name rule" issued by the Securities and Exchange Commission.

Also, effective July 23, 2002, BlackRock Financial Management, Inc. no longer serves as the Fund's sub-adviser. The management of the Fund's portfolio has been assumed by Smith Barney Fund Management LLC ("SBFM"). David A. Torchia and Theresa M. Veres, each an investment officer of SBFM, are responsible for the day-to-day management of the Fund. Mr. Torchia, a managing director of Salomon Smith Barney who has been employed by Salomon Brothers Asset Management Inc ("SBAM"), an affiliate of SBFM, since July 1990, is a Senior Portfolio Manager responsible for directing investment policy and strategy for high quality U.S. fixed income portfolios. He has more than 18 years of securities business experience. Ms. Veres, a director of Salomon Smith Barney who has been employed by SBAM since March 1997, is a U.S. fixed income portfolio manager responsible for high quality U.S. fixed income portfolios with a focus on asset-backed securities and mortgage securities. She has more than 13 years of securities business experience.


   1 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Performance Review
For the six months ended November 30, 2002, the Fund's Class A shares,/1/ without sales charges, returned 1.85%. In comparison, the Merrill Lynch 1-3 Year Treasury Index ("Merrill Index")/2/ returned 3.19% for the same period. Additionally, the average total return for the Lipper Adjustable Rate Mortgage Fund Peer Group was 1.70%, according to Lipper, Inc., an independent mutual fund tracking organization. The net asset value ("NAV")/3/ remained relatively stable over the period, moving from $9.80 on May 31, 2002 to $9.81 on November 30, 2002.

Portfolio Manager Market Overview
We believe that consumer spending boosted growth as the rest of the economy struggled through last year's recession and the first three calendar quarters of 2002. The fourth calendar quarter, however, does not look to repeat this pattern, and in our opinion, there is a good chance that growth may turn negative. One of the main reasons we think this may occur is that the prospect for a significant decline in auto sales seems likely to drag the entire consumer sector down along with it. This perceived weakness in the automobile industry seems to be offset somewhat by a significant increase in consumer cash-flow, due to the ongoing mortgage refinancing surge. Continued low interest rates may boost the consumer sector further in 2003. Although we expect consumers to continue to increase the average savings rate going forward, we believe that consumer spending should be sufficient to keep the economy out of recession in 2003.

Portfolio Manager Fund Overview
We positioned the Fund to comply with the new "fund name rule" by increasing its exposure to adjustable rate mortgage-backed securities ("ARMs"), and floating-rate asset backed securities. In particular, the Fund has increased exposure to hybrid ARMs, both agency and non-agency. The hybrid ARMs sector experienced significant growth in 2002 due largely to the steepness of the yield curve./4/ We expect that the Fund will continue to seek above-average returns through sector and security selection while maintaining current duration levels.

Treasury Yield Curve
During the reporting period, the Federal Open Market Committee ("FOMC")/5/ maintained an unchanged federal funds rate ("fed funds rate")/6/ until its November 6th meeting, when it cut the fed funds rate by 50 basis-points/7/ to 1.25% and shifted its bias back to "neutral." This was the only rate cut the FOMC imposed during the year 2002. The FOMC announced it was not likely to change rates for the foreseeable future, presented as an equal weighted bias for below-trend

--------
1 Effective August 5, 2002, the existing Class A share class was redesignated as Class L shares and the existing Class I share class was redesignated as Class A shares. The prospectus can provide you with more information on the changes to exchange privileges, sales charges and annual distribution and service fees.
2 The Merrill Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.
3 NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the Fund's shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested.
4 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
5 The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
6 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
7 A basis point is one one-hundredth (1/100 or 0.01) of one percent.


   2 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders
growth and higher inflation in the future. The yield for 2-year notes finished the period down 113 basis points, while 10-year note yields fell 83 basis points and 30-year notes fell 57 basis points.

                           Yields of U.S. Treasuries

                                           11/30/02 5/31/02
                                           -------- -------
                     3-Month U.S. Treasury   1.22%   1.72%
                     2-Year U.S. Treasury    2.06    3.19
                     5-Year U.S. Treasury    3.27    4.35
                     10-Year U.S. Treasury   4.21    5.04
                     30-Year U.S. Treasury   5.04    5.61

Mortgages
Mortgage-backed securities ("MBS"), as represented by Lehman Brothers Mortgage-Backed Securities Fixed-Rate Index,/8/ posted a total return of 3.83% for the reporting period, versus a 4.98% total return for the Lehman Brothers Aggregate Bond Index./9/ We believe that mortgages benefited earlier in the year from a relatively benign interest rate environment and more recently from strong buying from institutional investors seeking shelter from what are generally viewed as poorly performing equity and credit markets. MBS performed well in our opinion, as the powerful rally in the fixed income markets stumbled, resulting in large declines in implied interest rate volatilities. Demand for mortgages remained strong as the credit sectors continued to struggle.

Portfolio Manager Market and Fund Outlook
We believe that the prospect of war in Iraq is currently reflected in the stock, bond and oil markets. The market risk of further investor flight from equities toward bonds, and the economic risk of substantially higher oil prices, even if only for a relatively short time, are substantial. These risks are fully recognized by the markets. Continuing corporate credit problems, particularly within the telecommunications industry, also have the potential to cause more severe disruptions within the U.S. financial system. Banks and other financial institutions, which in our opinion have weathered the economic downturn fairly well so far, could take bigger credit losses than recent experience would indicate. Housing price increases have been accelerating for the past four years. Some regional markets are experiencing more rapid increases, giving rise to speculation of a possible "housing bubble." However, we feel that low interest rates, rising consumer incomes, and the relative attractiveness of housing as an asset indicate that a housing bubble is not as likely as some have claimed. Nonetheless, the risk of a collapse in housing spreading to consumer lending could lead to another recession. Therefore, with the FOMC on hold and continued relatively high levels of event risk, we remain cautious on duration. We think the yield curve will eventually flatten but think there is a real risk of interim steepening, when and if the U.S. moves military against Iraq. While yields on the Fund may decline further, they will likely remain higher than other short-term alternative investments.

 -------
 8 The Lehman Brothers Mortgage-Backed Securities Fixed-Rate Index is a broad measure of the performance of mortgage-backed bonds in the U.S. market. Please note that an investor cannot invest directly in an index.
 9 The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment-grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.


   3 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Thank you for your investment in the Smith Barney Adjustable Rate Income Fund. We look forward to continuing to help you meet your investment objectives.

Sincerely,

  /s/ David Torchia                     /s/ Theresa M. Veres
  David A. Torchia                      Theresa M. Veres
  Vice President and Investment Officer Vice President and Investment Officer

December 16, 2002

The information provided in this commentary by the portfolio managers represents the opinion of the portfolio managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund's assets in various sectors will remain the same. Please refer to pages 8 through 14 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings, the Fund's performance and the portfolio managers' views are as of November 30, 2002 and are subject to change.



   4 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS A SHARES/(1)/


                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(2)+/
-----------------------------------------------------------------------------------------
11/30/02                $9.80     $9.81     $0.17       $0.00       $0.00       1.85%++
----------------------------------------------------------------------------------------
5/31/02                  9.85      9.80      0.44        0.00        0.00       4.08
----------------------------------------------------------------------------------------
5/31/01                  9.66      9.85      0.59        0.00        0.00       8.26
----------------------------------------------------------------------------------------
5/31/00                  9.78      9.66      0.54        0.00        0.02       4.58
----------------------------------------------------------------------------------------
5/31/99                  9.87      9.78      0.54        0.00        0.03       4.99
----------------------------------------------------------------------------------------
5/31/98                  9.85      9.87      0.56        0.00        0.01       6.12
----------------------------------------------------------------------------------------
Inception* -- 5/31/97    9.79      9.85      0.06        0.00        0.00       1.20++
----------------------------------------------------------------------------------------
Total                                       $2.90       $0.00       $0.06
----------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(2)+/
-----------------------------------------------------------------------------------------
11/30/02                $9.72     $9.72     $0.15       $0.00       $0.00       1.51%++
----------------------------------------------------------------------------------------
5/31/02                  9.78      9.72      0.39        0.00        0.00       3.43
----------------------------------------------------------------------------------------
5/31/01                  9.60      9.78      0.53        0.00        0.00       7.60
----------------------------------------------------------------------------------------
5/31/00                  9.74      9.60      0.49        0.00        0.02       3.86
----------------------------------------------------------------------------------------
5/31/99                  9.84      9.74      0.48        0.00        0.03       4.30
----------------------------------------------------------------------------------------
5/31/98                  9.82      9.84      0.50        0.00        0.01       5.56
----------------------------------------------------------------------------------------
5/31/97                  9.84      9.82      0.46        0.00        0.05       5.10
----------------------------------------------------------------------------------------
5/31/96                  9.88      9.84      0.56        0.00        0.00       5.48
----------------------------------------------------------------------------------------
5/31/95                  9.78      9.88      0.49        0.01        0.00       6.39
----------------------------------------------------------------------------------------
5/31/94                  9.96      9.78      0.38        0.00        0.00       2.05
----------------------------------------------------------------------------------------
Inception* -- 5/31/93    9.96      9.96      0.25        0.00        0.00       2.56++
----------------------------------------------------------------------------------------
Total                                       $4.68       $0.01       $0.11
----------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS L SHARES/(3)/

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(2)+/
-----------------------------------------------------------------------------------------
11/30/02               $ 9.76     $9.76     $0.15       $0.00       $0.00       1.50%++
----------------------------------------------------------------------------------------
5/31/02                  9.81      9.76      0.39        0.00        0.00       3.55
----------------------------------------------------------------------------------------
5/31/01                  9.62      9.81      0.54        0.00        0.00       7.74
----------------------------------------------------------------------------------------
5/31/00                  9.75      9.62      0.49        0.00        0.02       3.98
----------------------------------------------------------------------------------------
5/31/99                  9.86      9.75      0.49        0.00        0.03       4.25
----------------------------------------------------------------------------------------
5/31/98                  9.84      9.86      0.50        0.00        0.01       5.57
----------------------------------------------------------------------------------------
5/31/97                  9.84      9.84      0.46        0.00        0.05       5.31
----------------------------------------------------------------------------------------
5/31/96                  9.88      9.84      0.56        0.00        0.00       5.48
----------------------------------------------------------------------------------------
5/31/95                  9.78      9.88      0.49        0.01        0.00       6.39
----------------------------------------------------------------------------------------
5/31/94                  9.96      9.78      0.38        0.00        0.00       2.05
----------------------------------------------------------------------------------------
Inception* -- 5/31/93   10.00      9.96      0.43        0.00        0.00       3.89++
----------------------------------------------------------------------------------------
Total                                       $4.88       $0.01       $0.11
----------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


   5 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS Y SHARES



                                                     Net Asset Value
                                                   -------------------
                                                   Beginning    End     Income   Capital Gain  Return of    Total
Period Ended                                       of Period of Period Dividends Distributions  Capital  Returns/(2)+/
----------------------------------------------------------------------------------------------------------------------
Inception* -- 11/30/02                               $9.81     $9.81     $0.04       $0.00       $0.00       0.40%++
--------------------------------------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS+

                                                          Without Sales Charges/(2)/
                                                   ----------------------------------------
                                                   Class A/(1)/ Class B Class L/(3)/ Class Y
---------------------------------------------------------------------------------------------
Six Months Ended 11/30/02++                           1.85%      1.51%     1.50%       N/A
------------------------------------------------------------------------------------------
Year Ended 11/30/02                                   3.44       2.83      2.83        N/A
------------------------------------------------------------------------------------------
Five Years Ended 11/30/02                             5.33       4.64      4.73        N/A
------------------------------------------------------------------------------------------
Ten Years Ended 11/30/02                               N/A       4.74      4.80        N/A
------------------------------------------------------------------------------------------
Inception* through 11/30/02                           5.53       4.75      4.76       0.40%++
------------------------------------------------------------------------------------------

                                                            With Sales Charges/(4)/
                                                   -----------------------------------------
                                                   Class A/(1)/ Class B  Class L/(3)/ Class Y
----------------------------------------------------------------------------------------------
Six Months Ended 11/30/02++                           (0.19)%    (3.49)%    1.50%       N/A
-------------------------------------------------------------------------------------------
Year Ended 11/30/02                                    1.38      (2.15)     2.83        N/A
-------------------------------------------------------------------------------------------
Five Years Ended 11/30/02                              4.91       4.47      4.73        N/A
-------------------------------------------------------------------------------------------
Ten Years Ended 11/30/02                                N/A       4.74      4.80        N/A
-------------------------------------------------------------------------------------------
Inception* through 11/30/02                            5.15       4.75      4.76       0.40%++
-------------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                    Without Sales Charges/(2)/
------------------------------------------------------------------------------
Class A (Inception* through 11/30/02)/(1)/                   35.40%
----------------------------------------------------------------------------
Class B (11/30/92 through 11/30/02)                          58.97
----------------------------------------------------------------------------
Class L (11/30/92 through 11/30/02)/(3)/                     59.81
----------------------------------------------------------------------------
Class Y (Inception* through 11/30/02)                         0.40
----------------------------------------------------------------------------

(1) On August 5, 2002, Class I shares were renamed as Class A shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(3) On August 5, 2002, Class A shares were renamed as Class L shares.
(4) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred.
 * Inception dates for Class A, B, L and Y shares are April 18, 1997, November 6, 1992, June 22, 1992 and October 17, 2002, respectively.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.


   6 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SMITH BARNEY ADJUSTABLE RATE INCOME FUND AT A GLANCE (UNAUDITED)


Value of $10,000 Invested in Class L Shares* of the Smith Barney Adjustable
Rate Income Fund vs. U.S. Government 1-Year Treasury Bill Index and Merrill Lynch 1-3 Year Treasury Index+
--------------------------------------------------------------------------------
                        November 1992 -- November 2002

                                    [CHART]

               Smith Barney      U.S. Government
                Adjustable          1-Year             Merrill Lynch
                   Rate           Treasury Bill      1-3 Year Treasury
               Income Fund           Index                Index
              ---------------    ---------------     -----------------
11/92             $10,000             $10,000            $10,000
 5/93              10,219              10,166             10,353
 5/94              10,429              10,546             10,565
 5/95              11,095              11,175             11,354
 5/96              11,704              11,765             11,953
 5/97              12,325              12,416             12,743
 5/98              13,012              13,376             13,633
 5/99              13,565              13,947             14,354
 5/00              14,112              14,635             14,951
 5/01              15,205              15,397             16,413
 5/02              15,745              15,750             17,419
11/02              15,981              15,874             17,974


+ Hypothetical illustration of $10,000 invested in Class L shares on November
  30, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2002, compared to the U.S. Government 1-Year Treasury Bill Index and the Merrill Lynch 1-3 Year Treasury Index. The U.S. Government 1-Year Treasury Bill Index is comprised of U.S. Treasury Bills with a maturity of one year. The Merrill Lynch 1-3 Year Treasury Index is a broad based index including all U.S. Treasury notes and bonds with maturities of at least one year and less than three years. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* On August 5, 2002, Class A shares were renamed as Class L shares.

                             PORTFOLIO BREAKDOWN++

[CHART]

Adjustable Rate Mortgage-Backed Securities          61.8%
Short-Term Investments                               2.9%
Asset-Backed Securities                             23.5%
Fixed Rate Collateralized Mortgage Obligations       3.6%
U.S. Treasury Obligations                            0.9%
Fixed Rate Mortgage Pass-Through Securities          7.3%


++As a percentage of total investments. All information is as of November 30, 2002. Please note that Fund holdings are subject to change.


Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.


   7 Smith Barney Adjustable Rate Income Fund  |  2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                           NOVEMBER 30, 2002


   FACE
  AMOUNT                           SECURITY                            VALUE
---------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 61.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 48.4%
Federal Home Loan Mortgage Corporation (FHLMC) -- 13.3%
$ 2,987,129 FHLMC, Series 1401, Class IA, 2.140% due 5/15/22 (a)   $    3,007,036
            FHLMC Six Month LIBOR:
    597,774  5.363% due 10/1/26                                           621,542
    523,182  5.293% due 7/1/27                                            542,571
            FHLMC One Year CMT ARM:
  1,210,864  5.029% due 12/1/23                                         1,248,407
    656,232  6.405% due 2/1/24                                            684,406
  8,808,039  6.100% due 3/1/31 (b)                                      9,123,988
  4,144,100  6.865% due 5/1/31                                          4,237,342
  5,163,519 FHLMC Three Year CMT ARM, 6.233% due 12/1/30 (b)            5,314,897
            FHLMC Five Year CMT ARM:
  1,999,875  7.932% due 8/1/25                                          2,078,776
  1,462,693  6.570% due 12/1/30                                         1,521,201
            FHLMC 3/1 Hybrid ARM:
  5,403,599  4.610% due 7/1/29                                          5,596,552
    424,235  5.144% due 8/1/29                                            441,994
 23,711,980  4.383% due 8/1/32                                         24,252,909
 21,274,215  4.660% due 8/1/32                                         21,952,331
            FHLMC 5/1 Hybrid ARM:
  3,116,370  4.515% due 12/1/26                                         3,211,818
 21,519,843  6.042% due 7/1/29 (b)                                     22,246,137
  4,728,534  6.097% due 7/1/29                                          4,882,211
  7,162,286  5.745% due 11/1/31                                         7,388,346
  9,034,231  5.850% due 3/1/32                                          9,310,905
  4,470,639  5.507% due 8/1/34                                          4,627,111
            FHLMC 7/1 Hybrid ARM:
 23,764,648  6.303% due 8/1/31                                         24,543,083
 22,759,825  6.128% due 5/1/32                                         23,609,591
 23,991,055  5.802% due 7/1/32                                         24,907,288
  2,691,377 FHLMC Strip, Series 19, Class F, 4.099% due 6/1/28          2,695,156
---------------------------------------------------------------------------------
            Total Federal Home Loan Mortgage Corporation
            (Cost -- $206,295,577)                                    208,045,598
---------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 25.5%
 10,062,014 FNMA 11th COFI, 5.723% due 2/1/31 (b)                      10,377,584
            FNMA Grantor Trust:
  1,251,050  Series 2000-T6, Class A3, 6.505% due 1/25/28               1,270,501
  1,055,981  Series 2001-T1, Class A2, 5.969% due 10/25/25              1,038,126
  4,485,820  Series 2002-T6, Class A1, 3.310% due 2/25/32               4,159,369
 15,000,000  Series 2002-T18, Class A5, 5.617% due 5/25/42             15,651,562
  2,500,219 FNMA, Series 1992-156, Class F, 2.960% due 7/25/07 (a)      2,527,393
            FNMA Six Month CD ARM:
  2,045,419  4.376% due 12/1/20                                         2,079,180
    186,924  4.455% due 6/1/24                                            191,174
  1,954,230  5.190% due 7/1/24                                          2,026,119
  1,464,600  4.634% due 9/1/24                                          1,500,710
  4,454,954  5.234% due 9/1/24                                          4,589,723
  7,807,280  4.585% due 12/1/24 (b)                                     7,935,813

                      See Notes to Financial Statements.


   8 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002


          FACE
         AMOUNT                           SECURITY                           VALUE
       --------------------------------------------------------------------------------
       Federal National Mortgage Association (FNMA) -- 25.5% (continued)
                           FNMA Six Month LIBOR:
       $ 3,230,225          6.281% due 11/1/31                           $    3,415,352
        12,021,000          5.193% due 10/1/32                               12,383,508
         9,555,742         FNMA One Year LIBOR, 4.950% due 8/1/32             9,854,359
                           FNMA One Year CMT ARM:
         1,041,808          4.458% due 8/1/15                                 1,055,125
         1,361,006          5.186% due 11/1/18                                1,408,366
           790,936          3.818% due 4/1/20                                   806,697
           963,341          4.715% due 4/1/20                                   990,524
         1,361,938          5.050% due 7/1/21                                 1,396,653
           418,413          5.070% due 8/1/22                                   433,203
         1,169,475          4.553% due 3/1/23                                 1,171,051
           584,016          5.143% due 7/1/23                                   608,442
           972,729          3.710% due 8/1/23                                   988,791
         1,442,381          5.047% due 2/1/24                                 1,501,140
           701,182          6.160% due 6/1/25                                   738,929
           460,659          4.990% due 12/1/25                                  475,535
           916,439          5.023% due 1/1/26                                   948,959
           841,507          4.824% due 1/1/27                                   872,085
         1,352,696          6.137% due 8/1/27                                 1,397,504
           110,487          5.442% due 2/1/28                                   114,212
           871,095          4.858% due 3/1/28                                   903,062
         8,192,677          6.126% due 2/1/29                                 8,573,992
        11,040,204          6.362% due 2/1/29                                11,558,683
         6,478,837          6.841% due 8/1/29                                 6,711,670
         6,638,995          6.280% due 9/1/29                                 6,949,060
         4,084,200          6.706% due 1/1/30                                 4,219,489
         4,892,639          6.517% due 5/1/30                                 5,148,456
         4,859,908          5.210% due 9/1/30                                 5,052,958
        13,047,002          6.289% due 9/1/30                                13,672,386
         7,986,182          5.078% due 12/1/30                                8,275,681
         3,717,438          6.246% due 1/1/31                                 3,892,339
        11,244,736          6.659% due 2/1/31 (b)                            11,652,357
         5,193,832          5.698% due 3/1/31                                 5,443,182
         3,292,565          6.224% due 4/1/31                                 3,441,664
         4,684,843          6.886% due 4/1/31                                 4,854,668
         9,804,027          5.228% due 7/1/31                                10,131,849
        15,997,490          6.119% due 9/1/31                                16,497,411
         4,948,902          6.506% due 9/1/31                                 5,229,679
         8,348,785          5.677% due 3/1/32                                 8,609,685
        10,659,620          5.495% due 5/1/32                                11,079,058
        12,661,225          5.487% due 6/1/32                                13,114,812
        26,614,399          5.754% due 6/1/32                                27,516,794
         7,366,407          5.863% due 6/1/32                                 7,603,513
         9,967,164          5.791% due 7/1/32                                10,284,868
        12,968,824          6.054% due 7/1/32                                13,402,469
        26,306,326          5.672% due 9/1/32                                27,153,061
         7,174,049          5.039% due 11/1/32                                7,407,206
        16,521,840          5.263% due 9/1/37 (b)                            16,810,972
         9,808,435          6.787% due 12/1/40                               10,142,540

                      See Notes to Financial Statements.


   9 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002

   FACE
  AMOUNT                                               SECURITY                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 25.5% (continued)
            FNMA Three Year CMT ARM:
$   635,718  7.712% due 9/1/21                                                                              $      667,642
 11,400,301  6.812% due 6/1/30 (b)                                                                              11,770,811
  6,711,614 FNMA Five Year CMT ARM, 7.327% due 5/1/30                                                            6,929,741
--------------------------------------------------------------------------------------------------------------------------
            Total Federal National Mortgage Association
            (Cost -- $395,906,857)                                                                             398,609,447
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 9.6%
            GNMA II One Year CMT ARM:
    844,854  5.375% due 2/20/16                                                                                    864,803
  1,082,018  5.375% due 6/20/17                                                                                  1,111,943
  1,694,683  5.375% due 3/20/21                                                                                  1,735,761
  5,608,011  5.375% due 6/20/22                                                                                  5,766,340
  1,709,272  5.750% due 8/20/22                                                                                  1,762,428
  4,344,950  6.625% due 10/20/22                                                                                 4,475,256
  2,109,485  6.625% due 11/20/22                                                                                 2,172,739
    997,946  6.625% due 12/20/22                                                                                 1,028,230
  1,565,399  5.375% due 5/20/23                                                                                  1,610,323
  1,225,145  5.375% due 1/20/24                                                                                  1,257,502
  2,411,760  5.375% due 3/20/24                                                                                  2,472,674
  3,852,776  5.750% due 9/20/27                                                                                  3,972,443
  4,072,868  6.625% due 10/20/27                                                                                 4,192,116
 96,283,288  5.000% due 7/20/32                                                                                 99,038,891
 18,664,488  5.000% due 8/20/32                                                                                 19,198,061
--------------------------------------------------------------------------------------------------------------------------
            Total Government National Mortgage Association
            (Cost -- $149,216,568)                                                                             150,659,510
--------------------------------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost -- $751,419,002)                                                                             757,314,555
--------------------------------------------------------------------------------------------------------------------------
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 13.4%
            Amortizing Residential Collateral Trust:
 24,724,332  Series 2002-BC5, Class A, 1.700% due 7/25/32 (a)                                                   24,672,477
 13,511,713  Series 2002-BC6, Class A2, 1.730% due 8/25/32 (a)                                                  13,515,414
  1,759,249 Bank One Mortgage-Backed Pass-Through Certificates, Series 2000-2, Class 2A, 5.606% due 3/15/30      1,790,016
  7,782,252 Bear Stearns ARM Trust, Series 2002-5, Class 1A, 5.708% due 6/25/32                                  7,962,217
    408,151 Countrywide Home Loans Mortgage Pass-Through Trust, Series 2001-HBY1, Class 1A1,
             4.633% due 6/19/31                                                                                    412,256
  9,056,856 First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 4.837% due 6/25/30                   9,149,004
  4,237,257 GS Mortgage Securities Corp., Series 2000-1, Class A, 1.738% due 3/20/23 (a)(c)                      4,199,820
 15,600,000 Household Home Equity Loan Trust, Series 2002-4, Class A, 1.930% due 10/20/32 (a)                   15,614,625
 13,791,718 Household Mortgage Loan Trust, Series 2002-HC1, Class A, 1.688% due 5/20/32 (a)                     13,796,487
  6,533,164 IMPAC CMB Trust, Series 2001-2, Class A2, 1.780% due 11/25/31 (a)                                    6,517,415
     30,276 Independent National Mortgage Corp., Series 1995-E, Class A1, 5.776% due 4/25/25                        28,124
            Long Beach Mortgage Loan Trust:
  3,834,489  Series 2001-2, Class A2, 1.660% due 7/25/31 (a)                                                     3,826,955
 16,259,381  Series 2002-2, Class 2A, 1.660% due 7/25/32 (a)                                                    16,215,114
            MLCC Mortgage Investors, Inc.:
    603,049  Series 1997-B, Class A, 1.661% due 3/16/26 (a)                                                        601,472
    248,857  Series 1999-A, Class A, 1.761% due 2/21/26 (a)                                                        248,802
  2,544,280 NovaStar Home Equity Loan, Series 2000-2, Series A1, 1.660% due 1/25/31 (a)                          2,543,783

                      See Notes to Financial Statements.


   10 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002


   FACE
  AMOUNT                                                 SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 13.4% (continued)
$24,881,117 Option One Mortgage Loan Trust, Series 2002-3, Class A1, 1.630% due 8/25/32 (a)                     $   24,847,185
    964,333 Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 5.169% due 10/25/31                             976,552
    646,100 Sequoia Mortgage Trust, Series 2, Class A1, 3.271% due 10/25/24 (a)                                        641,377
  9,172,683 Structured Asset Mortgage Investments, Inc., Series 2002-AR1, Class 1A, 5.774% due 3/25/32               9,493,727
  5,567,502 Washington Mutual Mortgage Loan Trust, Series 2000-1, Class A1, 1.670% due 6/25/24 (a)                   5,570,252
            Washington Mutual Mortgage Pass-Through Certificates:
    984,072  Series 2001-9, Class 1A1, 5.904% due 4/25/28                                                            1,004,740
 15,674,761  Series 2002-AR1, Class 1A1, 5.618% due 11/25/30                                                        15,845,806
  9,500,000  Series 2002-AR15, Class A2, 3.540% due 12/25/32                                                         9,513,205
 19,710,366  Series 2002-S6, Class A28, 1.930% due 10/25/32 (a)                                                     19,664,737
------------------------------------------------------------------------------------------------------------------------------
            TOTAL NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS
            (Cost -- $208,931,776)                                                                                 208,651,562
------------------------------------------------------------------------------------------------------------------------------
            TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
            (Cost -- $960,350,778)                                                                                 965,966,117
------------------------------------------------------------------------------------------------------------------------------
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
Agency Fixed Rate CMOs -- 1.6%
            FNMA REMIC Trust:
  6,624,064  Series 1993-251, Class PH, 6.500% due 7/25/23                                                           7,006,105
 12,621,705  Series 2002-W9, Class A1B, 4.500% due 8/25/42                                                          12,645,749
  5,568,904  Series 2002-W10, Class A1B, 4.500% due 8/25/42                                                          5,664,620
------------------------------------------------------------------------------------------------------------------------------
            Total Agency Fixed Rate CMOs
            (Cost -- $25,368,222)                                                                                   25,316,474
------------------------------------------------------------------------------------------------------------------------------
Non-Agency Fixed Rate CMOs -- 1.5%
  1,386,782 Chase Mortgage Finance Corp., Series 1993-K, Class 1A6, 6.500% due 9/25/09                               1,407,674
  1,692,227 GE Capital Mortgage Services, Inc., Series 1993-17, Class A7, 6.500% due 12/25/23                        1,733,937
    328,140 Prudential Home Mortgage Securities, Series 1994-3, Class A10, 6.500% due 2/25/24                          334,868
    689,251 Residential Accredit Loans, Inc., Series 2000-QS12, Class A1, 7.750% due 10/25/30                          704,705
            Residential Funding Mortgage Securities:
 15,784,608  Series 1993-S49, Class A8, 6.000% due 12/25/08                                                         16,238,415
  1,627,302  Series 1994-S8, Class A6, 6.000% due 3/25/09                                                            1,663,084
    854,584 Washington Mutual Bank, FA, Mortgage Trust Certificates, Series 2001-WM4, Class A15,
              6.000% due 11/20/29                                                                                      857,776
------------------------------------------------------------------------------------------------------------------------------
            Total Non-Agency Fixed Rate CMOs
            (Cost -- $22,943,321)                                                                                   22,940,459
------------------------------------------------------------------------------------------------------------------------------
PAC IOs -- 0.5%
 30,912,329 Commercial Mortgage Acceptance Corp., Series 1998-C1, Class X, yield to maturity
              9.034% due 7/15/31                                                                                     1,199,398
 75,349,988 Commercial Mortgage Asset Trust, Series 1999-C1, Class X, yield to maturity 7.920% due 1/17/32 (c)       4,415,818
 18,239,078 First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, yield to maturity
              12.228% due 4/18/29                                                                                      779,467
  6,957,150 J.P. Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity
              8.658% due 9/15/29 (c)                                                                                   394,037
 24,311,135 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity 7.448% due 9/15/23        706,854
------------------------------------------------------------------------------------------------------------------------------
            Total PAC IOs
            (Cost -- $7,448,725)                                                                                     7,495,574
------------------------------------------------------------------------------------------------------------------------------
            TOTAL FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $55,760,268)                                                                                   55,752,507
------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


   11 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002


   FACE
  AMOUNT                                              SECURITY                                                VALUE
------------------------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 7.3%
            FHLMC Gold Fifteen Year:
$   111,065  6.000% due 5/1/04                                                                            $      112,289
     88,850  6.000% due 5/1/08                                                                                    93,305
     92,934  6.000% due 6/1/08                                                                                    97,595
  1,342,383  6.000% due 9/1/08                                                                                 1,409,702
  1,703,877  6.000% due 10/1/08                                                                                1,789,324
    263,219  6.000% due 11/1/08                                                                                  276,419
    580,837  6.000% due 1/1/09                                                                                   604,282
  1,606,064  6.000% due 3/1/09                                                                                 1,685,794
  1,442,429  5.500% due 4/1/09                                                                                 1,502,284
    150,099  6.000% due 4/1/09                                                                                   157,523
  2,420,853  6.000% due 5/1/09                                                                                 2,518,570
    264,988  6.000% due 7/1/09                                                                                   278,095
    443,040  6.000% due 3/1/11                                                                                   463,918
  1,095,206  6.000% due 5/1/11                                                                                 1,146,816
    837,910  6.000% due 6/1/11                                                                                   877,395
  3,338,452  5.500% due 5/1/12                                                                                 3,476,985
  5,433,248  6.500% due 9/1/14                                                                                 5,710,372
  4,515,731  6.000% due 10/1/15 (b)                                                                            4,721,137
  4,826,169  6.000% due 4/1/17                                                                                 5,012,841
  1,626,887  6.000% due 5/1/17                                                                                 1,689,783
  2,500,251  6.000% due 6/1/17                                                                                 2,596,913
    287,317 FHLMC Gold Thirty Year, 6.500% due 4/1/29                                                            297,392
            FNMA Fifteen Year:
  1,149,448  6.500% due 7/1/08                                                                                 1,217,202
  1,746,062  5.500% due 1/1/09                                                                                 1,817,626
  3,850,904  6.000% due 1/1/09                                                                                 4,046,943
  1,127,818  5.500% due 2/1/09                                                                                 1,174,043
  5,780,856  6.000% due 11/1/09                                                                                6,075,143
  3,558,913  6.000% due 11/1/10                                                                                3,737,249
  3,591,012  6.000% due 12/1/10                                                                                3,773,821
  2,013,899  5.500% due 3/1/11                                                                                 2,089,103
 10,325,562  6.000% due 8/1/11                                                                                10,751,031
  6,199,568  6.000% due 9/1/11                                                                                 6,495,291
  7,093,385  6.000% due 5/1/12 (b)                                                                             7,454,490
  8,278,708  5.000% due 3/1/14                                                                                 8,406,078
  2,685,736  5.000% due 4/1/14                                                                                 2,727,057
  4,120,762  5.500% due 11/1/16                                                                                4,228,207
  3,581,044  5.500% due 12/1/16                                                                                3,674,416
  7,000,000 FNMA Notes, 5.500% due 5/2/06                                                                      7,480,410
    277,470 FNMA Ten Year, 6.000% due 1/1/04                                                                     280,418
    528,256 GNMA Ten Year, 6.000% due 12/15/08                                                                   558,743
  1,456,167 GNMA Fifteen Year, 6.500% due 8/15/08                                                              1,549,004
------------------------------------------------------------------------------------------------------------------------
            TOTAL FIXED RATE MORTGAGE PASS-THROUGH SECURITIES
            (Cost -- $110,707,364)                                                                           114,055,009
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.5%
  1,933,382 Advanta Equipment Receivables, Series 2000-1, Class A3, 7.405% due 2/15/07                         1,961,782
 15,000,000 American Express Credit Account Master Trust, Series 2001-4, Class A, 1.511% due 11/17/08 (a)     15,034,011
 11,575,000 American Express Master Trust, Series 2001-1, Class A, 1.471% due 9/15/05 (a)                     11,592,783

                      See Notes to Financial Statements.


   12 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002

   FACE
  AMOUNT                                                 SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.5% (continued)
$   589,587 Amsouth Auto Trust, Series 2000-1, Class A3, 6.670% due 7/15/04                                     $      598,123
  9,700,000 Bank One Issuance Trust, Series 2002-A1, Class A1, 1.491% due 1/15/10 (a)                                9,705,790
 11,824,916 Bayview Financial Acquisition Trust, Series 2001-DA, Class A, 1.760% due 11/25/31 (a)(c)                11,787,963
            Business Loan Express:
    814,605  Series 1998-1, Class A, 3.750% due 1/15/25 (a)(c)                                                         800,350
  7,459,717  Series 2001-2A, Class A, 1.960% due 1/25/28 (a)(c)                                                      7,422,418
 22,735,000 Capital One Master Trust, Series 2001-1, Class A, 1.581% due 12/15/10 (a)                               22,748,564
 20,911,331 Countrywide Asset Backed Certificates, Series 2002-BC2, Class A, 1.650% due 4/25/32 (a)                 20,918,245
 10,780,000 Discover Card Master Trust I, Series 2000-5, Class A, 1.561% due 11/15/07 (a)                           10,820,771
            First USA Credit Card Master Trust:
  7,950,000  Series 1996-6, Class A, 1.520% due 7/10/06 (a)                                                          7,954,063
  9,300,000  Series 1996-8, Class A, 1.500% due 9/10/06 (a)                                                          9,310,874
 18,000,000  Series 1999-3, Class A, 1.980% due 12/19/06 (a)                                                        18,033,318
  4,129,714 Green Tree Financial Corp., Series 1996-8, Class A6, 7.600% due 10/15/27                                 4,320,737
    399,313 Heller Financial, Series 1998-1, Class A, 1.870% due 7/15/24 (a)(c)                                        387,334
 13,500,000 Household Automotive Trust, Series 2002-2, Class A-4, 1.681% due 7/17/09 (a)                            13,539,047
  1,183,862 IFC SBA Loan Backed Adjustable Rate Certificates, Series 1997-1, Class A, 2.750% due 1/15/24 (a)(d)      1,160,185
 12,873,040 Lehman ABS Manufactured Housing Contract, Sr. Sub. Asset-Backed Certificates,
             Series 2001-B, Class A1, 3.010% due 3/15/10                                                            12,965,437
 14,993,171 Long Beach Asset Holdings Corp. NIM Trust, Series 2002-3, Class Note, 1.930% due 8/25/09 (a)(c)         14,918,205
  8,100,000 MBNA Master Credit Card Trust, Series 2001-A, Class A, 1.531% due 7/15/08 (a)                            8,122,865
            Mellon Auto Grantor Trust:
    495,208  Series 2000-1, Class A, 7.180% due 10/15/06                                                               511,414
    573,988  Series 2000-2, Class A, 6.390% due 7/15/07                                                                597,777
  1,305,923 Missouri Higher Education Loan Authority, Series 1997, Class P, 1.850% due 7/25/08 (e)                   1,305,923
            The Money Store Business Loan-Backed Certificates:
  1,205,248  Series 1997-1, Class A, 2.150% due 4/15/28 (e)                                                          1,205,248
    665,184  Series 1997-2, Class A, 2.050% due 2/15/29 (d)                                                            658,532
            The Money Store SBA Loan-Backed Adjustable Rate Certificates:
    282,754  Series 1996-2, Class A, 2.110% due 4/15/24 (d)                                                            288,462
    641,469  Series 1997-1, Class A, 2.000% due 1/15/25 (d)                                                            628,591
  7,590,000 Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2, 1.920% due 12/27/32                             7,590,000
            Norwest Asset Securities Corp.:
  9,268,750  Series 1998-23, Class A11, 2.614% due 10/25/28 (a)                                                      9,315,696
  7,230,750  Series 1998-24, Class A4, 2.614% due 10/25/28 (a)                                                       7,273,448
    376,941 PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (c)                                            396,978
    892,934 PMC Capital Limited Partnership, Series 1998-1, Class A, 3.750% due 4/1/21 (c)(d)                          892,934
    332,183 PMC Capital SBA Loan Backed Adjustable Rate Certificates, Series 1997-1, Class A,
              2.350% due 9/15/23 (c)(d)                                                                                325,539
            SLM Student Loan Trust:
  3,326,786  Series 1998-1, Class A1, 1.938% due 1/25/07 (e)                                                         3,332,869
  7,004,833  Series 1999-3, Class A1, 1.919% due 1/25/07 (d)                                                         7,015,995
  2,506,076  Series 2000-3, Class A1L, 1.914% due 4/25/08 (d)                                                        2,508,746
  2,532,317  Series 2000-4, Class A1, 1.889% due 7/25/08 (d)                                                         2,535,768
  7,607,769  Series 2001-4, Class A1, 1.889% due 1/25/11 (d)                                                         7,621,813
 10,083,816  Series 2002-1, Class A1, 1.869% due 10/25/10 (d)                                                       10,090,320
 10,909,086  Series 2002-2, Class A1, 1.869% due 10/25/10 (d)                                                       10,920,583
  3,704,742  Series 2002-3, Class A1, 1.849% due 7/25/06 (d)                                                         3,705,168
  9,000,000  Series 2002-3, Class A2, 1.879% due 10/26/09 (d)                                                        9,003,555

                      See Notes to Financial Statements.


   13 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2002


   FACE
  AMOUNT                                                SECURITY                                                 VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.5% (continued)
            Structured Asset Securities Corp.:
$ 7,553,165  Series 2002-8A, Class 7A1, 3.456% due 5/25/32                                                   $    7,202,541
 24,636,513  Series 2002-16A, Class 1A1, 4.366% due 8/25/32                                                      25,298,619
 19,211,961  Series 2002-18A, Class 1A1, 4.276% due 9/25/32                                                      19,692,260
 19,625,000  Series 2002-23XS, Class A1, 2.750% due 11/25/32                                                     19,637,266
    114,093 Student Loan Finance Corp., Series 1997-A, Class A3, 1.830% due 9/1/07 (e)                              114,093
    680,450 SWB Loan Backed Certificates, Series 1997-1, Class A, 2.600% due 8/15/22 (a)(c)                         673,646
  3,000,000 Textron Financial Corp. Receivables Trust, Series 2001-A, Class A3,
              1.758% due 2/20/09 (a)                                                                              2,996,100
---------------------------------------------------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $367,629,103)                                                                              367,442,749
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.9%
 13,250,000 U.S. Treasury Notes, 5.750% due 11/15/05 (Cost -- $13,850,266)                                       14,461,143
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%
Commercial Paper -- 2.2%
 25,000,000 Consolidated Edison Co., 1.420% due 12/2/02                                                          25,000,000
  8,600,000 Galleon Capital Corp., 1.440% due 12/2/02                                                             8,600,000
---------------------------------------------------------------------------------------------------------------------------
            Total Commercial Paper
            (Cost -- $33,600,000)                                                                                33,600,000
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 0.7%
 11,437,000 State Street Bank and Trust Co., 1.220% due 12/2/02; Proceeds at maturity -- $11,438,163;
              (Fully collateralized by U.S. Treasury Notes, 3.625% due 3/31/04; Market value -- $11,668,871)
              (Cost -- $11,437,000)                                                                              11,437,000
---------------------------------------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $45,037,000)                                                                                45,037,000
---------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $1,553,334,779*)                                                                        $1,562,714,525
---------------------------------------------------------------------------------------------------------------------------

(a)Variable rate security -- rate resets monthly.
(b)All or a portion of this security has been segregated for futures contracts commitments.
(c)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)Variable rate security -- rate resets quarterly.
(e)Variable rate security -- rate resets weekly.
 *Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ARM  -- Adjustable Rate Mortgage
  CD   -- Certificate of Deposit
  CMO  -- Collateralized Mortgage Obligation
  LIBOR  -- London Interbank Offered Rate
  PAC IO  -- Planned Amortization Class -- Interest Only
  REMIC  -- Real Estate Mortgage Investment Conduit
  SBA  -- Small Business Administration

                      See Notes to Financial Statements.


   14 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               NOVEMBER 30, 2002


ASSETS:
   Investments, at value (Cost -- $1,553,334,779)               $1,562,714,525
   Cash                                                                276,349
   Receivable for Fund shares sold                                  22,492,532
   Interest receivable                                               6,189,099
   Other assets                                                      8,484,651
--------------------------------------------------------------------------------
   Total Assets                                                  1,600,157,156
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                 19,635,698
   Payable for Fund shares purchased                                   917,451
   Dividends payable                                                   820,308
   Investment advisory fee payable                                     509,108
   Administration fee payable                                          254,554
   Distribution fees payable                                           221,147
   Payable to broker -- variation margin                                70,407
   Accrued expenses                                                    142,136
--------------------------------------------------------------------------------
   Total Liabilities                                                22,570,809
--------------------------------------------------------------------------------
Total Net Assets                                                $1,577,586,347
--------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                   $      161,264
   Capital paid in excess of par value                           1,587,431,561
   Overdistributed net investment income                            (4,461,955)
   Accumulated net realized loss from security transactions
     and futures contracts                                         (14,662,673)
   Net unrealized appreciation of investments and futures
     contracts                                                       9,118,150
--------------------------------------------------------------------------------
Total Net Assets                                                $1,577,586,347
--------------------------------------------------------------------------------
Shares Outstanding:
   Class A/(1)/                                                     69,024,598
   --------------------------------------------------------------------------
   Class B                                                           3,390,381
   --------------------------------------------------------------------------
   Class L/(2)/                                                     82,304,187
   --------------------------------------------------------------------------
   Class Y                                                           6,544,819
   --------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)/(1)/                                   $9.81
   --------------------------------------------------------------------------
   Class B *                                                             $9.72
   --------------------------------------------------------------------------
   Class L (and redemption price)/(2)/                                   $9.76
   --------------------------------------------------------------------------
   Class Y (and redemption price)                                        $9.81
   --------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 2.04% of net asset value
     per share)/(1)/                                                    $10.01
--------------------------------------------------------------------------------

(1)On August 5, 2002, Class I shares were renamed as Class A shares.
(2)On August 5, 2002, Class A shares were renamed as Class L shares.
 * Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                      See Notes to Financial Statements.


   15 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)  FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002



INVESTMENT INCOME:
   Interest                                                                     $22,785,732
-------------------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                                     3,219,729
   Investment advisory fee (Note 2)                                               2,494,102
   Administration fee (Note 2)                                                    1,247,051
   Shareholder and system servicing fees                                            209,785
   Registration fees                                                                104,041
   Audit and legal                                                                   34,752
   Custody                                                                           32,088
   Shareholder communications                                                        24,142
   Trustees' fees                                                                    13,254
   Other                                                                              6,885
-------------------------------------------------------------------------------------------
   Total Expenses                                                                 7,385,829
-------------------------------------------------------------------------------------------
Net Investment Income                                                            15,399,903
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 9):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)                      2,426,343
     Futures contracts                                                           (5,395,018)
-------------------------------------------------------------------------------------------
   Net Realized Loss                                                             (2,968,675)
-------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments and Futures Contracts:
     Beginning of period                                                          1,923,132
     End of period                                                                9,118,150
-------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                        7,195,018
-------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                     4,226,343
-------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $19,626,246
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


   16 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended November 30, 2002 (unaudited) and the Year Ended May 31, 2002

                                                 November 30       May 31
 -----------------------------------------------------------------------------
 OPERATIONS:
    Net investment income                      $   15,399,903  $   20,210,999
    Net realized loss                              (2,968,675)     (2,276,381)
    Increase in net unrealized appreciation         7,195,018       1,110,958
 ----------------------------------------------------------------------------
    Increase in Net Assets From Operations         19,626,246      19,045,576
 ----------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (19,358,906)    (22,982,432)
 ----------------------------------------------------------------------------
    Decrease in Net Assets From Distributions
      to Shareholders                             (19,358,906)    (22,982,432)
 ----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 12):
    Net proceeds from sale of shares            1,201,585,795   1,311,042,752
    Net asset value of shares issued for
      reinvestment of dividends                    15,649,100      17,850,673
    Cost of shares reacquired                    (513,597,842)   (620,924,100)
 ----------------------------------------------------------------------------
    Increase in Net Assets From Fund Share
      Transactions                                703,637,053     707,969,325
 ----------------------------------------------------------------------------
 Increase in Net Assets                           703,904,393     704,032,469

 NET ASSETS:
    Beginning of period                           873,681,954     169,649,485
 ----------------------------------------------------------------------------
    End of period*                             $1,577,586,347  $  873,681,954
 ----------------------------------------------------------------------------
 * Includes overdistributed net investment
   income of:                                     $(4,461,955)      $(502,952)
 ----------------------------------------------------------------------------





                      See Notes to Financial Statements.

   17 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Adjustable Rate Income Fund ("Fund"), formerly known as Smith Barney Adjustable Rate Government Income Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

In addition, SBFM had entered into a sub-advisory agreement with BlackRock Financial Management, Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock was responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM paid BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee was calculated daily and paid monthly. Effective July 23, 2002, the Fund terminated this sub-advisory agreement with BlackRock and SBFM assumed full responsibility for the day-to-day portfolio operations and investment decisions for the Fund.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2002, the Fund paid transfer agent fees of $286,075 to CTB.


   18 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

On August 5, 2002, the Fund's Class A shares were renamed as Class L shares and Class I shares were renamed as Class A shares.

There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended November 30, 2002, SSB received sales charges of approximately $137,000 on sales of the Fund's Class A shares. In addition, for the six months ended November 30, 2002, CDSCs paid to SSB were approximately $51,000 for the Fund's Class B shares.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 2002, total Distribution Plan fees incurred were:

                                                   Class A  Class B  Class L
-----------------------------------------------------------------------------
Distribution Plan Fees                             $709,029 $91,297 $2,419,403
-----------------------------------------------------------------------------

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended November 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

-------------------------------------------------------------------------------
Purchases                                                         $1,058,028,254
-------------------------------------------------------------------------------
Sales                                                                174,593,026
-------------------------------------------------------------------------------

At November 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                     $11,565,624
Gross unrealized depreciation                                      (2,185,878)
-----------------------------------------------------------------------------
Net unrealized appreciation                                       $ 9,379,746
-----------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

5. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities

   19 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders
at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

During the six months ended November 30, 2002, the Fund did not enter into any reverse repurchase agreements.

6. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At November 30, 2002, the Fund did not have any open dollar roll transactions.

7. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2002, the Fund did not hold any TBA securities.

8. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At November 30, 2002, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

   20 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended November 30, 2002, the Fund did not enter into any written covered call or put option contracts.

9. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At November 30, 2002, the Fund had the following open futures contracts:

                            # of                  Basis      Market    Unrealized
                          Contracts Expiration    Value      Value        Loss
---------------------------------------------------------------------------------
Sold contracts:
U.S. Treasury 2 Year Note    306      12/02    $65,193,717 $65,455,313 $(261,596)
---------------------------------------------------------------------------------

10.Short Sales of Securities
A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

11.Capital Loss Carryforward
At May 31, 2002, the Fund had, for Federal income tax purposes, approximately $9,045,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on May 31 of the year indicated:

                         2003      2004     2005     2008     2009      2010
 ------------------------------------------------------------------------------
 Carryforward Amounts $5,203,000 $570,000 $856,000 $338,000 $341,000 $1,737,000
 ------------------------------------------------------------------------------

   21 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

12.Shares of Beneficial Interest

At November 30, 2002, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective August 5, 2002, the Fund adopted the renaming of existing Class A shares as Class L shares and existing Class I shares were renamed as Class A shares.

Transactions in shares of each class were as follows:

                            Six Months Ended               Year Ended
                           November 30, 2002*             May 31, 2002
                       --------------------------  --------------------------
                          Shares        Amount        Shares        Amount
  ----------------------------------------------------------------------------
  Class A+
  Shares sold           51,998,903  $ 510,086,533   68,287,832  $ 671,498,218
  Shares issued on
   reinvestment            771,064      7,563,977      879,504      8,636,253
  Shares reacquired    (26,119,661)  (256,287,172) (33,369,258)  (327,725,278)
  ---------------------------------------------------------------------------
  Net Increase          26,650,306  $ 261,363,338   35,798,078  $ 352,409,193
  ---------------------------------------------------------------------------
  Class B
  Shares sold            3,063,436  $  29,788,243    1,260,946  $  12,578,853
  Shares issued on
   reinvestment             30,101        292,708       50,808        212,425
  Shares reacquired       (867,450)    (8,437,868)    (447,013)    (4,353,173)
  ---------------------------------------------------------------------------
  Net Increase           2,226,087  $  21,643,083      864,741  $   8,438,105
  ---------------------------------------------------------------------------
  Class L++
  Shares sold           60,861,179  $ 594,415,695   64,036,046  $ 626,965,681
  Shares issued on
   reinvestment            780,035      7,618,997      920,650      9,001,995
  Shares reacquired    (25,147,012)  (245,672,802) (29,542,267)  (288,845,649)
  ---------------------------------------------------------------------------
  Net Increase          36,494,202  $ 356,361,890   35,414,429  $ 347,122,027
  ---------------------------------------------------------------------------
  Class Y
  Shares sold            6,852,346  $  67,295,324           --             --
  Shares issued on
   reinvestment             17,676        173,418           --             --
  Shares reacquired       (325,203)    (3,200,000)          --             --
  ---------------------------------------------------------------------------
  Net Increase           6,544,819  $  64,268,742           --             --
  ---------------------------------------------------------------------------
* Transactions for Class Y shares are for the period from October 17, 2002 (inception date) to November 30, 2002.
+ On August 5, 2002, Class I shares were renamed as Class A shares.
++On August 5, 2002, Class A shares were renamed as Class L shares.

   22 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares/(1)/                      2002/(2)(3)/  2002/(3)/  2001/(3)/ 2000/(3)/ 1999/(3)/   1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.80       $9.85     $9.66      $9.78     $9.87    $9.85
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.14        0.36      0.57       0.52      0.45     0.55
 Net realized and unrealized gain (loss)      0.04        0.03      0.21      (0.08)     0.03     0.04
---------------------------------------------------------------------------------------------------
Total Income From Operations                  0.18        0.39      0.78       0.44      0.48     0.59
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.17)      (0.44)    (0.59)     (0.54)    (0.54)   (0.56)
 Capital                                        --          --        --      (0.02)    (0.03)   (0.01)
---------------------------------------------------------------------------------------------------
Total Distributions                          (0.17)      (0.44)    (0.59)     (0.56)    (0.57)   (0.57)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.81       $9.80     $9.85      $9.66     $9.78    $9.87
---------------------------------------------------------------------------------------------------
Total Return                                  1.85%++     4.08%     8.26%      4.58%     4.99%    6.12%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $677        $416       $65        $30       $25       $3
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        2.74%+      3.68%     5.88%      5.38%     4.90%    5.45%
 Interest expense                               --        0.29      1.97       1.12      1.80     1.77
 Operating expenses                           0.93+       1.00      1.04       1.10      1.03     1.07
 Total expenses                               0.93+       1.29      3.01       2.22      2.83     2.84
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         15%         49%       63%       164%      155%     242%
---------------------------------------------------------------------------------------------------

Class B Shares                           2002/(2)(3)/ 2002/(3)/   2001/(3)/ 2000/(3)/ 1999/(3)/   1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.72       $9.78     $9.60      $9.74     $9.84    $9.82
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.11        0.31      0.50       0.48      0.45     0.49
 Net realized and unrealized gain (loss)      0.04        0.02      0.21      (0.11)    (0.04)    0.04
---------------------------------------------------------------------------------------------------
Total Income From Operations                  0.15        0.33      0.71       0.37      0.41     0.53
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.15)      (0.39)    (0.53)     (0.49)    (0.48)   (0.50)
 Capital                                        --          --        --      (0.02)    (0.03)   (0.01)
---------------------------------------------------------------------------------------------------
Total Distributions                          (0.15)      (0.39)    (0.53)     (0.51)    (0.51)   (0.51)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.72       $9.72     $9.78      $9.60     $9.74    $9.84
---------------------------------------------------------------------------------------------------
Total Return                                  1.51%++     3.43%     7.60%      3.86%     4.30%    5.56%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $32,956     $11,316    $2,929     $3,953    $1,871   $2,099
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        2.25%+      3.18%     5.28%      4.93%     4.55%    5.03%
 Interest expense                               --        0.29      2.10       1.28      1.80     1.77
 Operating expenses                           1.42+       1.49      1.53       1.63      1.54     1.63
 Total expenses                               1.42+       1.78      3.63       2.91      3.34     3.40
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         15%         49%       63%       164%      155%     242%
---------------------------------------------------------------------------------------------------

(1)On August 5, 2002, Class I shares were renamed as Class A shares.
(2)For the six months ended November 30, 2002 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

   23 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class L Shares/(1)/                      2002/(2)(3)/   2002/(3)/ 2001/(3)/ 2000/(3)/ 1999/(3)/  1998
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.76       $9.81    $9.62     $9.75     $9.86    $9.84
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.11        0.32     0.50      0.46      0.45     0.49
 Net realized and unrealized gain (loss)       0.04        0.02     0.23     (0.08)    (0.04)    0.04
-------------------------------------------------------------------------------------------------
Total Income From Operations                   0.15        0.34     0.73      0.38      0.41     0.53
-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.15)      (0.39)   (0.54)    (0.49)    (0.49)   (0.50)
 Capital                                         --          --       --     (0.02)    (0.03)   (0.01)
-------------------------------------------------------------------------------------------------
Total Distributions                           (0.15)      (0.39)   (0.54)    (0.51)    (0.52)   (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.76       $9.76    $9.81     $9.62     $9.75    $9.86
-------------------------------------------------------------------------------------------------
Total Return                                   1.50%++     3.55%    7.74%     3.98%     4.25%    5.57%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $804        $447     $102       $98       $98     $108
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                         2.25%+      3.21%    5.35%     4.84%     4.55%    4.94%
 Interest expense                                --        0.29     2.06      1.03      1.80     1.77
 Operating expenses                            1.41+       1.47     1.54      1.61      1.52     1.57
 Total expenses                                1.41+       1.76     3.60      2.64      3.32     3.34
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          15%         49%      63%      164%      155%     242%
-------------------------------------------------------------------------------------------------
Class Y Shares                             2002/(3)(4)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.81
-------------------------------------------------------------------------------------------------
Income From Operations:
 Net investment income                         0.02
 Net realized and unrealized gain              0.02
-------------------------------------------------------------------------------------------------
Total Income From Operations                   0.04
-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.04)
-------------------------------------------------------------------------------------------------
Total Distributions                           (0.04)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.81
-------------------------------------------------------------------------------------------------
Total Return                                   0.40%++
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $64,190
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                         2.82%+
 Expenses                                      0.64+
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          15%
-------------------------------------------------------------------------------------------------

(1)On August 5, 2002, Class A shares were renamed as Class L Shares.
(2)For the six months ended November 30, 2002 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)For the period October 17, 2002 (inception date) to November 30, 2002. ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

   24 Smith Barney Adjustable Rate Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                                ADJUSTABLE RATE
                                  INCOME FUND



           TRUSTEES                 INVESTMENT ADVISER
           Allan J. Bloostein       AND ADMINISTRATOR
           Dwight B. Crane          Smith Barney Fund Management LLC
           Paolo M. Cucchi
           Robert A. Frankel        DISTRIBUTOR
           Paul Hardin              Salomon Smith Barney Inc.
           William R. Hutchinson
           George M. Pavia          CUSTODIAN
                                    State Street Bank and
           OFFICERS                   Trust Company
           R. Jay Gerken
           President and            TRANSFER AGENT
           Chief Executive Officer  Citicorp Trust Bank, fsb.
                                    125 Broad Street, 11th Floor
           Lewis E. Daidone         New York, New York 10004
           Senior Vice President
           and Chief Administrative SUB-TRANSFER AGENT
           Officer                  PFPC Global Fund Services
                                    P.O. Box 9699
           Richard L. Peteka        Providence, Rhode Island
           Chief Financial Officer  02940-9699
           and Treasurer

           David A. Torchia
           Vice President and
           Investment Officer

           Theresa M. Veres
           Vice President and
           Investment Officer

           Kaprel Ozsolak
           Controller

           Christina T. Sydor
           Secretary

   Smith Barney Adjustable Rate Income Fund



 This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY ADJUSTABLE RATE INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



 SalomonSmithBarney
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD0301 1/03                                                             02-4275